Inventories	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories

Note 6 — Inventories

Inventories consisted of the following:

	As of March 31,
	2024	2023

Raw materials	$14,421	$18,409
Finished goods	15,238	113,065
	$29,659	$131,474

There was no obsolesces of inventories during the years ended March 31, 2024 and 2023, respectively.

Note 5 — Inventories

Inventories consisted of the following:

	As of March 31,
	2022	2021

Raw materials	$16,971	$—
Work in progress	—	—
Finished goods	1,221,345	1,487,683
Total inventory net	$1,238,316	$1,487,683

Slow moving inventories amounting to $240,312 and $nil were written off for the years ended March 31, 2022 and 2021, respectively.